UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON DC 20549



FORM 13F



FORM 13F COVER PAGE







Report for the Calendar Year or Quarter Ended: March 31, 2013





Check here if Amendment []; Amendment Number:

This Amendment (Check one): [] is a restatement

                            [] adds new holdings entries





Institutional Investment Manager Filing this Report:



Longfellow Investment Management Co. LLC

20 Winthrop Square

Boston, MA 02110



13F File Number: 028-10136





The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete,

and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this submission.



Person signing this Report on Behalf of Reporting Manager:



Name:  David W. Seeley

Title: Chairman

       Longfellow Investment Management Co. LLC

Phone: 617-695-3504



Signature, Place, and date of signing:

David W. Seeley, Boston, MA, May 9, 2013





Report Type:   [x]13F HOLDINGS REPORT

               [ ]13F NOTICE

               [ ]13F COMBINATION REPORT





List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE



Report Summary



Number of Other Included Managers:         NONE

Form 13F Information Table Entry Total:    75

Form 13F information Table Value Total:    $369566

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acme Packet Inc.               COM              004764106    11965   409191 SH       Sole                   409191
Alterra Capital Holdings Limit COM              g0229r108    13352   424000 SH       Sole                   424000
Ameristar Casinos, Inc.        COM              03070Q101    10929   416674 SH       Sole                   416674
Arbitron Inc.                  COM              03875q108     8512   181600 SH       Sole                   181600
Artio Global Investors Inc.    COM CL A         04315b107     6150  2261094 SH       Sole                  2261094
Asset Acceptance Capital Corp. COM              04543p100      611    90598 SH       Sole                    90598
Assisted Living Concepts, Inc. CL A NEW         04544x300     2534   213157 SH       Sole                   213157
Aurizon Mines LTD.             COM              05155p106     7336  1674818 SH       Sole                  1674818
Blackrock Credit Allocation IV COM              092508100     4793   342369 SH       Sole                   342369
CH Energy Group, Inc.          COM              12541m102     5219    79812 SH       Sole                    79812
Cascade Corporation            COM              147195101     9743   149931 SH       Sole                   149931
Citizens Republic Bancorp, Inc COM NEW          174420307    11236   498250 SH       Sole                   498250
Clearwire Corporation-Class A  CL A             18538q105     9720  3000000 SH       Sole                  3000000
Compuware Corporation          COM              205638109     5171   414000 SH       Sole                   414000
Coventry Health Care, Inc.     COM              222862104    17100   363600 SH       Sole                   363600
CreXus Investment Corp.        COM              226553105    13645  1047983 SH       Sole                  1047983
Cymer, Inc.                    COM              232572107    13269   138000 SH       Sole                   138000
Dell Inc.                      COM              24702r101     4657   325000 SH       Sole                   325000
Duff & Phelps Corporation-Cl A CL A             26433b107     4754   306519 SH       Sole                   306519
EDAC Technologies Corporation  COM              279285100     4264   230000 SH       Sole                   230000
EnergySolutions, Inc.          COM              292756202     4267  1137780 SH       Sole                  1137780
First California Financial Gro COM NEW          319395109     4938   579541 SH       Sole                   579541
Firstcity Financial Corporatio COM              33761x107     4640   470121 SH       Sole                   470121
Gardner Denver, Inc.           COM              365558105     5183    69000 SH       Sole                    69000
H.J. Heinz Company             COM              423074103    14382   199000 SH       Sole                   199000
Hot Topic, Inc.                COM              441339108     5066   365000 SH       Sole                   365000
Hudson City Bancorp, Inc.      COM              443683107     8536   988000 SH       Sole                   988000
K-Swiss Inc.-Cl A.             CL A             482686102     6342  1338000 SH       Sole                  1338000
Knight Capital Group, Inc.-A   CL A COM         499005106     7486  2012332 SH       Sole                  2012332
Metals USA Holdings Corp.      COM              59132a104     8506   411925 SH       Sole                   411925
NYSE Euronext                  COM              629491101    12465   322600 SH       Sole                   322600
NetSpend Holdings, Inc.        COM              64118v106    14063   885000 SH       Sole                   885000
Obagi Medical Products, Inc.   COM              67423r108     3473   175830 SH       Sole                   175830
OfficeMax Inc.                 COM              67622p101     4528   390000 SH       Sole                   390000
Outdoor Channel Holdings, Inc. COM NEW          690027206     1936   217029 SH       Sole                   217029
PVF Capital Corp.              COM              693654105     4736  1196000 SH       Sole                  1196000
Pervasive Software Inc.        COM              715710109     4758   518822 SH       Sole                   518822
Plains Exploration & Productio COM              726505100    13861   292000 SH       Sole                   292000
Roma Financial Corporation     COM              77581p109     8098   504212 SH       Sole                   504212
Sauer-Danfoss Inc.             COM              804137107    14348   245558 SH       Sole                   245558
SeaCube Container Leasing Ltd. SHS              g79978105     4822   210000 SH       Sole                   210000
Spirit Realty Capital, Inc.    COM              84860f109     5206   274000 SH       Sole                   274000
Sprint Nextel Corporation      COM SER 1        852061100     6340  1021000 SH       Sole                  1021000
Virgin Media Inc.              COM              92769l101    11018   225000 SH       Sole                   225000
Virginia Commerce Bancorp, Inc COM              92778q109     2841   202192 SH       Sole                   202192
WMS Industries Inc.            COM              929297109    13021   516500 SH       Sole                   516500
ALERIAN MLP ETF	               ALPS ETF TR      00162Q866     1260    71160 SH       Sole                                      71160
AT&T INC                       COM              00206R102      206     5600 SH       Sole                                       5600
AGRIUM INC	               COM              008916108      352     3600 SH       Sole                                       3600
ALTRIA GROUP INC               COM              02209S103     1506    43812 SH       Sole                                      43812
CIT GROUP INC EQUITY	       COM NEW          125581801      114     2604 SH       Sole                                       2604
CHEVRON CORP                   COM              166764100      392     3300 SH       Sole                                       3300
CONOCOPHILLIPS                 COM              20825C104      553     9200 SH       Sole                                       9200
ETFS SILVER TRUST              SILVER SHS       26922X107      901    32060 SH       Sole                                      32060
ETFS PALLADIUM TRUST           SH BEN INT       26923A106      695     9189 SH       Sole                                       9189
HALLIBURTON CO                 COM              406216101      169     4175 SH       Sole                                       4175
ISHARES S&P S/T NATL AMT       S&P SH NTL AMTFR 464288158      505     4750 SH       Sole                                       4750
JPMORGAN CHASE & CO            COM              46625H100       94     2000 SH       Sole                                       2000
MARKET VECTORS GOLD MINERS     GOLD MINER ETF   57060U100      489    12915 SH       Sole                                      12915
MARKET VECTORS JR GOLD MINER   JR GOLD MINERS E 57060U589      215    12840 SH       Sole                                      12840
MERCK & CO INC                 COM              58933Y105       40      905 SH       Sole                                        905
MOSAIC CO (THE)                COM              61945C103      250     4200 SH       Sole                                       4200
PFIZER INC                     COM              717081103      455    15760 SH       Sole                                      15760
PHILIP MORRIS INTERNATIONAL    COM              718172109       67      725 SH       Sole                                        725
PHILLIPS 66                    COM              718546104      322     4600 SH       Sole                                       4600
POTASH CORP OF SASKATCHEWAN    COM              73755L107       84     2150 SH       Sole                                       2150
PROSPECT CAPITAL CORPORATION   COM              74348T102       77     7040 SH       Sole                                       7040
ROYAL DUTCH SHELL ADR          SPON ADR B       780259107      604     9045 SH       Sole                                       9045
ROYAL DUTCH SHELL PLC-ADR A    SPONS ADR A      780259206       40      669 SH       Sole                                        669
SILVER WHEATON CORP            COM              828336107       57     1800 SH       Sole                                       1800
WELLS FARGO & CO               COM              949746101      101     2750 SH       Sole                                       2750
WILLIAMS COS INC               COM              969457100       83     2250 SH       Sole                                       2250
WPX ENERGY INC                 COM              98212B103       11      749 SH       Sole                                        749
XCEL ENERGY INC                COM              98389B100       78     2625 SH       Sole                                       2625
TRANSOCEAN LTD                 REG SHS          H8817H100       26      500 SH       Sole                                        500